Magda El Guindi-Rosenbaum
+1.202.373.6091
mer@morganlewis.com

VIA EDGAR
May 2, 2017

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Aspiriant Trust
File Nos. 333-178600 and 811-22648

Ladies and Gentlemen:

On behalf of Aspiriant Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A to reflect changes to the Aspiriant Risk-Managed Equity Allocation Fund, including changes to its name and sub-advisers and corresponding changes to its principal investment strategies.

Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001